Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following as of March 31, 2018 and December 31, 2017:

Classification	2018	2017
Domain name	$2,000	$2,000
Facilities Manager’s Package Online	1,022	1,022
MLC CD Systems (software)	7,560	7,560
Total	10,582	10,582
Less: Accumulated amortization	(5,119)	(4,690)
Intangible assets, net	$5,463	$5,892

Intangible assets consist of the following at December 31, 2017 and December 31, 2016:

Classification	2017	2016
Domain name	$2,000	$2,000
Facilities Manager’s Package Online	1,022	1,022
MLC CD Systems (software)	7,560	7,560
Total	10,582	10,582
Less: Accumulated amortization	(4,690)	(2,978)
Intangible assets, net	$5,892	$7,604